S-K 1603(a)(7) Sponsor Controlling Persons	Dec. 23, 2025
John Lipman [Member]
Spac Sponsor Controlling Person Line Items
SPAC Sponsor Controlling Person Name	John Lipman
David I. Rosenberg [Member]
Spac Sponsor Controlling Person Line Items
SPAC Sponsor Controlling Person Name	David I. Rosenberg